Jun. 30, 2016
SCHWAB STRATEGIC TRUST

Schwab Fundamental Index ETFs

Supplement dated December 1, 2016, to the Prospectus and SAI dated June 30, 2016

(collectively, the “Funds”)

This supplement provides new and additional information beyond that contained in the above-referenced Prospectuses and SAIs and should be read in conjunction with the Prospectuses and SAIs.

Effective December 1, 2016, the name of the Russell Fundamental Index Series and all associated indexes will change from “Russell Fundamental” to “Russell RAFI.” As a result, effective December 1, 2016, the following changes will be implemented to the Funds’ Prospectuses and SAIs, as applicable:

1. All references to “Russell Fundamental Index Series,” “Russell Fundamental Index” and “Russell Fundamental Indexes” in the Funds’ Prospectuses and SAIs are hereby deleted and replaced in their entirety with “Russell RAFI Index Series,” “Russell RAFI Index” and “Russell RAFI Indexes,” respectively.

2. All references to the relevant index in the Funds’ Prospectuses and SAIs are hereby deleted and replaced in their entirety with the corresponding new index name as noted in the table below:

OLD INDEX NAME	NEW INDEX NAME
Russell Fundamental U.S. Index	Russell RAFI U.S. Index
Russell Fundamental U.S. Large Company Index	Russell RAFI U.S. Large Company Index
Russell Fundamental U.S. Small Company Index	Russell RAFI U.S. Small Company Index
Russell Fundamental Developed ex-U.S. Large Company Index	Russell RAFI Developed ex-U.S. Large Company Index
Russell Fundamental Developed ex-U.S. Small Company Index	Russell RAFI Developed ex-U.S. Small Company Index
Russell Fundamental Emerging Markets Large Company Index	Russell RAFI Emerging Markets Large Company Index
Russell Fundamental Global Select Real Estate Index	Russell RAFI Global Select Real Estate Index
Russell Fundamental Global Index	Russell RAFI Global Index

3. “Index ownership” footnote

(a)	The “Index ownership” footnote that appears in the “Principal investment strategies” section in each Fund’s prospectus is hereby revised to include the following disclosure at the end of the footnote:

Effective December 1, 2016, the name of the index was changed by the index provider. No other changes have occurred.

(c)	The fifth sentence in the “Index ownership” footnote that appears in the “Principal investment strategies” section in each Schwab Fundamental Index ETF’s and Schwab Fundamental Global Real Estate Index Fund’s prospectus is hereby deleted and replaced in its entirety with the following:
“Research Affiliates,” “Fundamental Index” and “RAFI” are trademarks of RA.